Finance expense (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Finance Cost

	2021 £m	2020 £m	2019 £m
Finance expense arising on:

Financial liabilities at amortised cost	(744)	(813)	(832)

Derivatives at fair value through profit or loss	–	(7)	(6)

Net losses arising from:

Financial instruments mandatorily measured at fair value through profit or loss	(599)	353	(425)

Retranslation of loans	599	(357)	424

Reclassification of hedges from other comprehensive income	(2)	(2)	(2)

Unwinding of discounts on provisions	(2)	(3)	(8)

Finance expense arising on lease liabilities	(31)	(40)	(39)

Other finance expense	(5)	(23)	(24)
	(784)	(892)	(912)